Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cromwell CenterSquare Real Estate Fund - Investor and Institutional Classes | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	1.53%	7.09%	11.70%	(24.72%)	39.46%	(2.61%)	22.90%	(5.55%)	5.40%	6.82%
Cromwell Long Short Fund - Investor and Institutional Classes | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	17.66%	5.83%	(0.10%)	3.10%	8.58%	20.20%	12.13%	(13.25%)	21.20%	(3.36%)
Cromwell Tran Focus Fund - Investor and Institutional Classes | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.33%	15.00%	25.73%	(35.29%)	24.87%	29.32%	41.39%	(9.84%)	20.52%	1.47%
Cromwell Foresight Global Infrastructure Fund - Investor and Institutional Classes | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	12.67%	5.55%
Cromwell Greenspring Mid Cap Fund - Investor and Institutional Classes | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	6.18%	16.09%	11.95%	(8.67%)	26.83%	3.78%	20.86%	(10.15%)	7.82%	19.78%